LONG-TERM LIABILITIES - LOANS AND OTHER	12 Months Ended
Dec. 31, 2011
LONG-TERM LIABILITIES - LOANS AND OTHER [Abstract]
LONG-TERM LIABILITIES - LOANS AND OTHER
NOTE 7-	LONG-TERM LIABILITIES - LOANS AND OTHER

A.	Composed as follows:

	December 31
	2 0 1 1	2 0 1 0
	$ in thousands

Loans from banks (1)	1,024	1,227
Loans from Shareholders (2)	100	139
Loans from Other (3)	509	681
	1,633	2,047

(1)
On November 2009 the Company signed new agreements with its bank to restractur its credit facilities. According to the agreement the Banks agreed to maintain the Company's credit and financing facilities, as well as to delay repayment of the principal on outstanding loans to a four year period commencing on January 1, 2012 by quratly payment including yearly interest rate of Libor +2%.

On May 2010, the Company signed new agreements with Bank Le'umi Le'Israel BM and Bank Hapoalim BM (the "Banks"), for the restructuring of its bank debt. Pursuant to the agreements with the Banks, the Banks forgave approximately $2.4M of debt from the Company and its subsidiary ScanMaster Systems (IRT) Ltd. ("ScanMaster Ltd."), and have agreed to the repayment by the Company of $1M over 5 years and a further $600K over 10 years.

(2)
On May 2010 the Company signed agreements with its major shareholders to loan US $100,000. The loan is repayable upon fulfillment of certain conditions (as further elaborated in the agreement) aimed to ensure the Company achieved financial stability prior to repayment.

Further, the Company's major shareholders agreed to delay payment of the first US $100,000 of their salary until July 2011, at which time the company shall repay them in three equal monthly installments.

(3)
On May 2010 the Company signed loan agreement with Mivtach (former Shareholder) of approximately $850,000 to which the Company will repay the loan over five years in equal quarterly installments, plus interest at the US Dollar annual LIBOR rate.

B.	The liabilities (net of current maturities) mature in the following years after the balance sheet dates:

	December 31
	2 0 1 1	2 0 1 0
	$ in thousands

2012	353	353
2013	492	492
2014	353	353
2015 and thereafter	435	849
	1,633	2,047